EFFECT OF THE CHANGE IN THE PRESENTATION CURRENCY - Consolidated statement of loss and comprehensive loss (Details)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands, shares in Millions
	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
EXPLORATION AND EVALUATION EXPENSES
Assays and analysis	$ 84		$ 191
Drilling	1,162		1,179
Geological	1,367		1,400
Engineering	1,072		1,862
Environmental	332		568
Community and government	3,761		855
Land and water use, claims and concessions	4,468		4,521
Project management	10		691
Project review	43		116
Site activities	1,902		1,731
Site administration	2,303		1,839
EXPLORATION AND EVALUATION EXPENSES (note 13)	16,302		14,953
GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative	643		529
Professional fees	1,389		539
Regulatory and transfer agent	142		206
Salaries and benefits	2,156		1,986
General and administrative expenses	4,330		3,260
OTHER EXPENSES (INCOME)
Depreciation (note 8)	106		78
Share based payments	2,523		2,553
Interest and finance costs	3,895		1,169
Foreign exchange loss (gain)	(1,595)		(159)
Other expenses (income)	(7,062)		(3,959)
LOSS FOR THE YEAR	(27,694)		(22,172)
Items that may in future periods be reclassified to profit or loss:
Foreign currency differences arising on translation of foreign operations	4,577		1,818
TOTAL COMPREHENSIVE LOSS	$ (23,117)		$ (20,354)
Weighted average number of common shares outstanding (millions) | shares	217.1	182.6	182.6
Loss per share - basic and diluted | $ / shares	$ 0.13		$ 0.12
Restated
EXPLORATION AND EVALUATION EXPENSES
Assays and analysis		$ 253	$ 191
Drilling		1,564	1,179
Geological		1,858	1,400
Engineering		2,471	1,862
Environmental		754	568
Community and government		1,134	855
Land and water use, claims and concessions		6,000	4,521
Project management		917	691
Project review		153	116
Site activities		2,297	1,731
Site administration		2,438	1,839
EXPLORATION AND EVALUATION EXPENSES (note 13)		19,839	14,953
GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative		700	529
Professional fees		711	539
Regulatory and transfer agent		272	206
Salaries and benefits		2,621	1,986
General and administrative expenses		4,304	3,260
OTHER EXPENSES (INCOME)
Depreciation (note 8)		103	78
Share based payments		3,391	2,553
Interest and finance costs		1,550	1,169
Foreign exchange loss (gain)		210	159
Other expenses (income)		5,254	3,959
LOSS FOR THE YEAR		29,397	22,172
Items that may in future periods be reclassified to profit or loss:
Foreign currency differences arising on translation of foreign operations		5,833	(1,818)
TOTAL COMPREHENSIVE LOSS		$ 35,230	$ 20,354
Weighted average number of common shares outstanding (millions) | shares		182.6	182.6
Loss per share - basic and diluted | (per share)		$ 0.16	$ 0.12